GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,181	$ 931
Projection period	10 years
Growth rate used to extrapolate cash flow projections	3.50%
Recoverable amount of asset or cash-generating unit	$ 6,133	5,615
Amount by which unit's recoverable amount exceeds its carrying amount	$ 4,907	$ 4,474
Terminal capitalization rate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	6.00%	6.00%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	6.70%	6.80%
Discount rate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	11.20%	11.40%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	13.40%	13.50%
Long-Term Growth Rate
Disclosure of reconciliation of changes in goodwill [line items]
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	(1.80%)	(2.50%)
European Hostels
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 188	$ 0
U.K and Ireland Short Stay
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	812	754
Korea Mixed-use
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 181	$ 177